Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium And Capital reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2018		$ 464	$ (355)	$ 109
Balance (in Shares) at Dec. 31, 2018
Share based compensation		611		611
Net loss and comprehensive loss			(1,222)	(1,222)
Issuance of ordinary shares and warrants, net		1,420		1,420
Balance at Dec. 31, 2019		2,495	(1,577)	918
Balance (in Shares) at Dec. 31, 2019
Share based compensation		2,061		2,061
Issuance of ordinary shares, net		508		508
Net loss and comprehensive loss			(2,828)	(2,828)
Balance at Dec. 31, 2020		5,064	(4,405)	659
Balance (in Shares) at Dec. 31, 2020
Share based compensation		4,716		4,716
Issuance of SAFE instruments		800		800
Exercise of warrants and options		1,311		1,311
Issuance of ordinary shares, net upon IPO		5,561		5,561
Net loss and comprehensive loss			(4,041)	(4,041)
Balance at Dec. 31, 2021		$ 17,452	$ (8,446)	$ 9,006
Balance (in Shares) at Dec. 31, 2021